Assets and Liabilities Held for Sale/Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities held for sale/discontinued operations	Assets and Liabilities Held for Sale/ Discontinued Operations
Disposal of interest in Paratus Energy Services Ltd.
Paratus Energy Services Ltd. ("PES"), formerly known as Seadrill New Finance Limited or "NSNCo", holds investments in SeaMex (100%), Seabras Sapura (50%), and Archer (15.7%). As part of Seadrill's comprehensive restructuring process, we disposed of 65% of our equity interest in PES in January 2022, reducing our shareholding to 35%. As a result, the carrying value of PES's net assets were deconsolidated from Seadrill's Consolidated Balance Sheet and were replaced with an equity method investment representing the fair value of the retained 35% interest. This resulted in a loss of $112 million that was reported through reorganization items, as set out further in Note 4 - "Chapter 11".
The sale represented a strategic shift in Seadrill's operations which will have a major effect on its operations and financial results going forward and therefore we have reclassified Paratus Energy Services as a discontinued operation and its results have been reported separately from Seadrill’s continuing operations for both the current and comparative periods. In addition, the previously consolidated assets and liabilities of PES were reclassified as held for sale within Seadrill's consolidated balance sheet from the fourth quarter of 2021. We ceased all depreciation and amortization of held for sale non-current assets at the point they qualified as held for sale.
Related to the same restructuring, PES made a further investment in SeaMex during the fourth quarter of 2021. SeaMex, now a fully owned subsidiary of PES, is a drilling contractor that owns and operates five jackup drilling units located in Mexico under contract with Pemex.
SeaMex was previously a 50% owned joint venture until November, 2 2021, when PES (at that time, NSNCo) acquired the remaining 50% interest in SeaMex through a restructuring arrangement. As Seadrill held a 100% interest in PES at that time, it consolidated the results of SeaMex, as a discontinued operation, between November 2021 and January 2022. Seadrill accounted for the acquisition as a business combination under topic 805 - Business Combinations. For further details on the business combination accounting please refer to note Note 31 - Business combination.
On September 30, 2022, Seadrill entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding in PES. The sale closed on February 24, 2023. In connection with the sale, on March 14, 2023, we provided each of PES and SeaMex Holdings with a termination notice regarding (i) the Paratus MSA and (ii) the SeaMex MSA, respectively. The Paratus MSA will terminate effective July 12, 2023; and the SeaMex MSA will terminate effective September 10, 2023. We do not believe these terminations will have a material effect on the financial condition of the Company.
For further information on Seadrill's comprehensive restructuring, including the sale of the 65% interest in Paratus Energy Services, please refer to Note 4 - "Chapter 11".
Sale of jackup units in the Kingdom of Saudi Arabia
On September 1, 2022, Seadrill entered into a share purchase agreement (the “Jackup SPA”) with subsidiaries of ADES Arabia Holding Ltd (together, “ADES”) for the sale of the entities that own and operate seven jackup units (the “Jackup Sale”) in the Kingdom of Saudi Arabia (the "KSA Business"). The Jackup Sale closed on October 18, 2022, with ADES now owning the rigs AOD I, AOD II, AOD III, West Callisto, West Ariel, West Cressida, and West Leda, as well as the drilling contracts related to the rigs. ADES also now employs the crews operating the rigs in Saudi Arabia.
As of December 31, 2022, Seadrill had received $670 million in consideration from ADES and incurred deal costs of $11 million, resulting in net proceeds of $659 million. We have reported an accounting gain on sale through discontinued operations of $276 million. The final sale consideration and accounting gain remain subject to further adjustment for working capital finalization and the resolution of certain indemnities and warranties provided to ADES through the sale.
The gain on sale, which is reported within discontinued operations in our income statement, and the sale proceeds, which is reported in our statement of cash flows, are summarized further in the table below:

(In $ millions)	Gain on Sale	Received/(paid) to date
Initial Purchase Price	628	628
Adjustment for working capital, cash, and reimbursement of reactivation costs	53	50
Less: Deal costs	(11)	(11)
Less: Fair value of indemnities and warranties	(36)	(8)
Net sales price	634	659
Less: Book value of KSA Business	(358)	—
Total	276	659
The sale represented a strategic shift in Seadrill's operations which will have a major effect on its operations and financial results going forward and therefore we have reclassified the KSA Business, previously included within our Jackup segment, as a discontinued operation and its results have been reported separately from Seadrill’s continuing operations for both the current and comparative periods. In addition, the assets and liabilities of the KSA Business were reclassified as held for sale as of September 1, 2022. We ceased all depreciation and amortization of held for sale non-current assets at the point they qualified as held for sale.
Analysis of line item balances by discontinued operation
The table below analyses the carrying amounts of assets and liabilities classified as held for sale between our two discontinued operations.

	Successor	Predecessor
(In $ millions)	As at December 31, 2022	As at December 31, 2021
Assets held for sale	Total	PES	KSA Business	Total
Current	—	1,103	42	1,145
Non-current	—	—	347	347
Total assets held for sale	—	1,103	389	1,492

Liabilities associated with assets held for sale
Current	—	948	35	983
Liabilities subject to compromise	—	—	118	118
Non-current	—	—	2	2
Total liabilities associated with assets held for sale	—	948	155	1,103
The table below provides a further analysis of net income (loss) from discontinued operations.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Net income of Paratus Energy Services	—	(4)	5	(215)
Net income of KSA Business	8	(29)	(20)	(18)
Gain on disposal of KSA Business	276	—	—	—
Exit cost associated with disposal of KSA Business	(10)	—	—	—
Total profit/(loss) from discontinued operations	274	(33)	(15)	(233)
Basic EPS: discontinued operations ($)	5.48	(0.33)	(0.15)	(2.32)
Diluted EPS: discontinued operations ($)	5.21	(0.33)	(0.15)	(2.32)
The table below analyses the cash flows from discontinued operations between our two discontinued operations.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Paratus Energy Services	—	(69)	(18)	(24)
KSA Business	5	(20)	13	2
Net cash provided by/(used in) operating activities	5	(89)	(5)	(22)
Paratus Energy Services	—	—	23	36
KSA Business	(40)	—	—	—
Net cash (used in)/provided by investing activities	(40)	—	23	36
Paratus Energy Services	—	—	—	—
KSA Business	16	20	—	(96)
Net cash provided by/(used in) financing activities	16	20	—	(96)
Summary balance sheet and profit and loss information of KSA Business
The table below summarizes the balance sheet of the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill. The assets and liabilities of the KSA Business during these periods are classified as held for sale on Seadrill's consolidated balance sheet.

	Successor	Predecessor
(In $ millions)	Year ended December 31, 2022	Year ended December 31, 2021
Carrying amounts of major classes of assets
Cash and cash equivalents	—	19
Accounts receivable	—	12
Drilling units	—	346
Other assets	—	12
Total assets of KSA Business classified as held for sale	—	389

Carrying amounts of liabilities subject to compromise
Liabilities subject to compromise	—	118

Carrying amounts of major classes of liabilities
Trade accounts payable	—	6
Uncertain Tax Positions	—	2
Other liabilities	—	29
Total liabilities of KSA Business classified as held for sale	—	37
The table below summarizes the profit and loss statement for the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by the KSA Business during these periods was reported through the discontinued operations line item.

	Successor	Predecessor
(In $ millions, except per share data)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating revenues
Contract revenues	86	18	101	98
Total operating revenues	86	18	101	98
Operating expenses
Vessel and rig operating expenses	(45)	(10)	(64)	(65)
Depreciation and amortization	(22)	(4)	(28)	(28)
Selling, general and administrative expenses	(8)	(1)	(10)	(6)
Total operating expenses	(75)	(15)	(102)	(99)
Operating profit	11	3	(1)	(1)
Financial and other non-operating items
Interest income	—	—	—	1
Interest expense	—	—	—	(11)
Reorganization items, net	—	(32)	(14)	—
Other financial items	(1)	—	—	(2)
Net profit/(loss) before tax	10	(29)	(15)	(13)
Income tax expense	(2)	—	(5)	(5)
Net profit/(loss) after tax	8	(29)	(20)	(18)
Summary balance sheet and profit and loss information of Paratus Energy Services
The table below summarizes the balance sheet of PES for periods when it was a fully consolidated subsidiary of Seadrill. The assets and liabilities of PES during these periods are classified as held for sale on Seadrill's consolidated balance sheet.

	Successor	Predecessor
(In $ millions)	As at December 31, 2022	As at December 31, 2021
Carrying amounts of major classes of assets
Cash and cash equivalents	—	48
Restricted cash	—	21
Accounts receivable	—	318
Intangible drilling contracts	—	165
Drilling units	—	215
Investment in associated companies	—	239
Amount due from related parties	—	69
Deferred tax assets	—	6
Other assets	—	22
Total assets of Paratus Energy Services Ltd classified as held for sale	—	1,103

Carrying amounts of major classes of liabilities
Trade accounts payable	—	7
Amounts due to related parties	—	12
Long-term debt	—	814
Uncertain tax positions	—	25
Other liabilities	—	90
Total liabilities of Paratus Energy Services Ltd classified as held for sale	—	948
The table below summarizes the profit and loss statement for the PES during periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by PES during these periods was reported through the discontinued operations line item.

	Successor	Predecessor
(In $ millions, except per share data)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Operating revenues
Contract revenues	—	12	36	—
Total operating revenues	—	12	36	—
Operating expenses
Operating expenses	—	(8)	(27)	—
Total operating expenses	—	(8)	(27)	—
Operating profit	—	4	9	—
Financial and other non-operating items
Interest income	—	—	18	26
Interest expense	—	(4)	(77)	(60)
Share in results from associated companies (net of tax)	—	(1)	14	(77)
Loss on impairment of investments	—	—	—	(47)
Loss impairment of convertible bond from related party	—	—	—	(29)
Other financial items	—	(2)	39	(27)
Total financial items	—	(7)	(6)	(214)
Net profit/(loss) before tax	—	(3)	3	(214)
Income tax benefit/(expense)	—	(1)	2	(1)
Net profit/(loss) after tax	—	(4)	5	(215)